CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalents And Restricted Cash
Cash for immediate withdrawal	$ 12,528	$ 14,068
Cash equivalents - bank deposits less than three months	55,172	55,277
Total	$ 67,700	$ 69,345